CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULES OF COMPANY’S PURCHASES AND ITS OUTSTANDING PAYABLE BALANCES

	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable
	%	US$’000%		US$’000%		US$’000

Vendor A	7.3	-	8.7	2,316	17.0	-
Vendor B	18.4	-	23.5	6,292	-	-